LEASES - Future minimum lease payments for operating and financing leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Future minimum lease payments under non-cancellable operating lease agreements
2024	$ 5,321
2025	1,883
2026	43
Total minimum operating lease payments	7,247
Less: Imputed interest	(286)
Total lease liability balance	$ 6,961
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Operating Lease, Liability, Current, Operating Lease, Liability, Noncurrent
Minimum payments related to leases not yet commenced	$ 0
Minimum future lease payments under the Finance Leases
2024	34
2025	0
2026	0
Total minimum lease payments	34
Less: Imputed interest	0
Total lease liability balance	$ 34
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities
Minimum payments related to leases not yet commenced	$ 0
Fulfillment
Lessee, Lease, Description [Line Items]
Total operating and short-term lease costs	3,360	$ 3,344	$ 3,299
Selling and marketing
Lessee, Lease, Description [Line Items]
Total operating and short-term lease costs	947	1,288	1,042
General and administrative
Lessee, Lease, Description [Line Items]
Total operating and short-term lease costs	$ 1,361	$ 1,454	$ 1,863